Commodity And Other Derivative Contractual Assets And Liabilities (Credit Risk-Related Contingent Features of Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ (204)	$ (31)
Credit risk derivative with contingent feature [Member]
Credit Derivatives [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	103	13
Collateral Already Posted, Aggregate Fair Value	41	1
Cross-default credit derivative [Member]
Credit Derivatives [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	$ (60)	$ (17)